Revenue Recognition - Deferred Contract Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement In Deferred Contract Acquisition Costs [Roll Forward]
Capitalized Contract Cost, Net, Noncurrent	$ 14,383	$ 10,365	$ 6,263
Increase (Decrease) To Deferred Contract Acquisition Costs	8,894	9,707	7,744
Capitalized Deferred Contract Acquisition Cost, Amortization	(7,715)	(5,689)	(3,642)
Capitalized Contract Cost, Net, Noncurrent	$ 15,562	$ 14,383	$ 10,365